INCOME TAXES	12 Months Ended
Jun. 30, 2018
Income Tax Disclosure [Abstract]
INCOME TAXES
NOTE 18 -	INCOME TAXES

Pursuant to the relevant rules and regulations of the Cayman Islands and the BVI, the Company and its subsidiary incorporated therein are not subject to any income tax pursuant to the rules and regulations of their respective countries of incorporation.

No Hong Kong Profits Tax has been made for the years ended June 30, 2018, 2017 and 2016 as Full Shine had no assessable profits arising in Hong Kong.

The provision for PRC Enterprise Income Tax (“EIT) is calculated at 25% of the estimated assessable profits of the subsidiaries established in the PRC during the years ended June 30, 2018, 2017 and 2016.

Under the EIT Law, investment income from security funds is exempted from PRC EIT.

The PRC income tax returns are generally not subject to examination by the tax authorities for tax years before calendar (tax) year 2012. With a few exceptions, the calendar (tax) years 2013 - 2017 remain open to examination by tax authorities in the PRC. According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to computational errors made by the taxpayer or its withholding agent. The statute of limitations extends to five years under special circumstances, which are not clearly defined. In the case of a related party transaction, the statute of limitations is ten years. There is no statute of limitations in the case of tax evasion.

The Company evaluates the level of authority for each uncertain tax position (including the potential application of interest and penalties) based on the technical merits of the position, and measures the unrecognized benefits associated with the tax position. For the years ended June 30, 2018, 2017 and 2016, the Company had no unrecognized tax benefits.

The Company does not anticipate any significant increase to its liabilities for unrecognized tax benefits within the next 12 months. The Company will classify interest and penalties, if any, related to income tax matters in income tax expense.

The Company’s WFOEs are subject to income taxes in China and are subject to routine corporate income tax audits. Management believes that the WFOEs’ tax return positions are fully supported, but tax authorities may challenge certain positions, which may not be fully sustained. Determining the income tax expense for these potential assessments and recording the related effects requires management judgments and estimates. The amounts ultimately paid upon resolution of audits could be materially different from the amounts previously included in the Company’s income tax expense and, therefore, could have a material impact on the Company’s provision for income tax, net income and cash flows. Management believes that an adequate provision has been made for any adjustments that may result from tax examinations. However, the outcome of tax audits cannot be predicted with certainty and the timing of the resolution and/or closure of audits is not certain. If any issues addressed in tax audits of the Company's WFOEs are resolved in a manner not consistent with management's expectations, the Company could be required to adjust its provision for income tax in the period such resolution occurs.

Income tax payable represented enterprise income tax at a rate of 25% of taxable income the Company accrued but not paid. Income tax payable as of June 30, 2018 and 2017 comprises:

	2018	2017
Dongsheng Guarantee	$2,411,031	$2,517,538
Jinshang Leasing	24,087	255,093
	$2,435,118	$2,772,631

	For the years ended June 30,
	2018	2017	2016

Current income tax expense	$507,154	$1,581,470	$1,387,373
Deferred tax expense (benefit)	(1,546,049)	370,019	(622,928)
Total (benefit) provision for income taxes	$(1,038,895)	$1,951,489	$764,445

The reconciliation between the effective income tax rate and the PRC statutory income tax rate of 25% is as follows:

	For the years ended June 30,
	2018	2017	2016

PRC statutory tax	25%	25%	25%
Effect of non-deductible expenses	3.4%	0.0%	0.0%
Effect of non-taxable income	(39.9)%	(15.4)%	(28.5)%
Others	0.5%	(0.8)%	9.7%
Effective tax rate	(11.0)%	8.8%	6.2%

Deferred tax arose from the difference in tax and accounting base of the deductible allowance for guarantee loss and lease payment receivable loss and difference in direct financing lease income recognition between PRC and U.S. GAAP.

	June 30, 2018	June 30, 2017

Deferred tax assets
Provision for direct financing lease	$985,781	$216,829
Direct financing lease income	-	110,308
Specific allowance on guarantee	550,495	-
Total deferred tax assets	1,536,276	327,137
Less: Valuation allowance	-	-
Less: Net off with deferred tax liabilities for financial reporting purposes	(446,609)	-
Net total deferred tax assets	$1,089,667	$327,137

Deferred tax liabilities
Guarantee paid on behalf of guarantee service customers loss	$26,868	$390,154
Commissions and fees on financial guarantee services	283,608	356,730
Direct financing lease income	136,133	-
Total deferred tax liabilities	446,609	746,884
Less: Net off with deferred tax assets for financial reporting purposes	(446,609)	-
Net total deferred tax liabilities	$-	$746,884

For the purpose of presentation in the consolidated balance sheets, certain deferred tax assets and liabilities have been offset.

As of June 30, 2018 and 2017, the Company had net deferred tax assets of $1,089,667 and $327,137, respectively. In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The management considered all available evidence, both positive and negative, in determining the realizability of deferred tax assets at June 30, 2018 and 2017. Management considered carry back availability, the scheduled reversals of deferred tax liabilities, projected future taxable income during the reversal periods, and tax planning strategies in making this assessment. Management also considered recent history of taxable income, trends in the Company’s earnings and tax rate, positive financial ratios, and the impact of the downturn in the current economic environment (including the impact of credit on allowance and provision for guarantee and direct financing lease losses; and the impact on funding levels) on the Company. Based upon its assessment, management believes that a valuation allowance was not necessary as of June 30, 2018 and 2017.

As of June 30, 2018 and 2017, the Company intends to permanently reinvest the undistributed earnings of its operating subsidiaries to fund future operations. As such, no provision has been made for deferred tax assets related to the future repatriation of the cumulative undistributed earnings of the PRC subsidiaries of $76,411,203 and $65,800,730 as of June 30, 2018 and 2017, respectively.

For the years ended June 30, 2018 and 2017, the Company has not been selected for examination by the applicable tax authority and no resolution of tax audits were expected to be material to the financial statements.